Financial debt - Additional information (Details) - MXN ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 25, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure of financial debt [Line Items]
Borrowings, interest rate	0.31%				0.60%
Repayments of non-current borrowings		$ 0	$ 17,877	$ 51,000
Non-current portion of non-current borrowings		0	1,460,405	1,488,208
Interest expense on borrowings		104,179	$ 159,169	$ 250,820
Debt securities, number	15,000,000
Debt securities, par value	$ 100
Unearned interest		$ 56,280
Debt securities, term	1820 days	28 days			28 days
Pesos denominated short term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		5.68%	5.50%	8.77%
Debt instruments issued	$ 1,500,000
Pesos denominated short term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		5.28%	6.71%	9.24%
Dollar denominated short term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		0.00%	0.75%	2.37%
Dollar denominated short term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		0.73%	1.61%	2.36%
Long term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		5.43%	4.91%	8.26%
Long term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		4.90%	6.49%	8.53%
Unused lines of credit facility [Member]
Disclosure of financial debt [Line Items]
Unused lines of credit		$ 9,935,420	$ 6,919,625	$ 3,325,981